Revenue (Details) - Schedule of Revenue - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disaggregation of Revenue [Line Items]
Total revenues	$ 68,321,743	$ 63,751,093
Installation and maintenance [Member]
Disaggregation of Revenue [Line Items]
Total revenues	38,724,515	37,531,466
Sales of household appliance accessories [Member]
Disaggregation of Revenue [Line Items]
Total revenues	2,452,685	2,486,496
Housekeeping [Member]
Disaggregation of Revenue [Line Items]
Total revenues	17,210,122	16,340,910
Senior care services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	4,292,886	5,259,977
Sales of E-watch [Member]
Disaggregation of Revenue [Line Items]
Total revenues	2,223,067	2,132,244
Sublease [Member]
Disaggregation of Revenue [Line Items]
Total revenues	2,368,071
Educational consulting services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ 1,050,397